Location and Fair Values of Derivative Instruments Not Designated as Hedging Instruments (Detail) (Foreign Exchange Forward, Not Designated as Hedging Instrument, USD $)
In Millions, unless otherwise specified
Mar. 31, 2013
Derivatives, Fair Value [Line Items]
Derivative, fair value	$ 1
Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative, fair value	2
Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative, fair value	$ (1)